EMPLOYEE BENEFITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred compensation agreement
Expenses recorded	$ 176	$ 5,812
Liability recorded		547,885
Employee stock ownership plan
Compensation expense		66,998
Number of shares cancelled		100,453
Price per share of shares cancelled (in dollars per share)		$ 6.10
Unallocated shares		1,591
Allocated shares		74,866
Profit sharing defined contribution plan
Defined contribution plan
Contribution to the plan	107,278	109,464
401k plan
Defined contribution plan
Contribution to the plan	$ 89,123	$ 65,250
401k plan | Maximum
Defined contribution plan
Deferred compensation by the participants (as a percent)	50.00%
Matching contribution (as a percent)	3.00%	2.00%